General information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee facility	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Disclosure of transactions between related parties [line items]
Number of production facilities operated | facility	23
Number of employees | employee	6,330	6,437	6,319
Revenue | $	$ 4,908	$ 4,812	$ 4,689
Ardagh Group [member] | Ordinary shares
Disclosure of transactions between related parties [line items]
Percentage Of Shares Held	76.00%
Ardagh Group [member] | Preference shares [member]
Disclosure of transactions between related parties [line items]
Percentage Of Shares Held	100.00%